STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN FUNDS -- EQUITY INDEX FUNDS
Supplement dated December 7, 2006 to Statement of Additional Information dated July 31, 2006

Effective November 1, 2006, the information on page 43 with respect to the Global Real Estate Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund is replaced with the following:

PORTFOLIO MANAGERS


Fund                                           Portfolio Manager(s)
----                                           --------------------
Global Real Estate Index Fund                  Steven R. Wetter and Shaun Murphy
International Equity Index Fund                Steven R. Wetter and Shaun Murphy
Mid Cap Index Fund                             Chad M. Rakvin and Brent Reeder
Small Cap Index Fund                           Chad M. Rakvin and Brent Reeder
Stock Index Fund                               Chad M. Rakvin and Brent Reeder




The following information is added to the section "Accounts Managed by the Portfolio Managers" beginning on page 43:

ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

     The table below discloses accounts within each type of category listed below for which SHAUN MURPHY is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                                  Number of
                                                                                  Accounts
                                                 Total                          Managed that
                                               Number of                        Advisory Fee     Total Assets that
                                               Accounts      Total Assets         Based on       Advisory Fee Based
              Type of Accounts                  Managed      (in Millions)       Performance       on Performance
              ----------------                 --------      ------------       -------------    ------------------
Northern Funds:*                                   3           $  1,611               0                  $0
Northern Institutional Funds:*                     1           $    126               0                  $0
Other Registered Investment Companies:**           2           $    566               0                  $0
Other Pooled Investment Vehicles:**               21           $ 34,280               0                  $0
Other Accounts:**                                 10           $  5,431               0                  $0


 * Information is as of November 28, 2006.
** Information is as of September 30,2006.

     The table below discloses accounts within each type of category listed below for which BRENT REEDER is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                                  Number of
                                                                                  Accounts
                                                 Total                          Managed that
                                               Number of                        Advisory Fee     Total Assets that
                                               Accounts      Total Assets         Based on       Advisory Fee Based
              Type of Accounts                  Managed      (in Millions)       Performance       on Performance
              ----------------                 --------      ------------       -------------    ------------------
Northern Funds:*                                   3           $  1,253               0                  $0
Northern Institutional Funds:*                     2           $    828               0                  $0
Other Registered Investment Companies:**          14           $ 12,722               0                  $0
Other Pooled Investment Vehicles:**               82           $ 48,643               0                  $0
Other Accounts:**                                 36           $ 65,111               0                  $0


 * Information is as of November 28, 2006.
** Information is as of September 30,2006.


The following is added to "Disclosure of Securities Ownership" on page 45:

DISCLOSURE OF SECURITIES OWNERSHIP:

Shaun Murphy**          Global Real Estate Index Fund                 $0
Shaun Murphy**         International Equity Index Fund                $0
Brent Reeder**               Mid Cap Index Fund                       $0
Brent Reeder**              Small Cap Index Fund                      $0
Brent Reeder**                Stock Index Fund                        $0

** Information is as of November 1, 2006, the date that Shaun Murphy and Brent Reeder became managers of these Funds.